Debt - Principal Payments of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 1
2015	153
2016
2017	500
2018
Thereafter	2,496
Total debt	$ 3,150	$ 3,149